SEGMENT REPORTING (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($) Segments	Jun. 30, 2025 USD ($)
Segment Reporting [Abstract]
Number of operating segment	1
Number of reportable segment	1
Other segment items | $